Share-Based Payments - Additional Information (Detail)	12 Months Ended
	Jun. 30, 2025 shares $ / shares	Jun. 30, 2024 shares $ / shares	Jun. 30, 2023 shares $ / shares	Jun. 30, 2016
Disclosure of other equity instruments [line items]
Options granted	0	0
Performance Rights Issued to Non Executive Directors [member] | Share consolidation adjustment [member]
Disclosure of other equity instruments [line items]
Weighted average share price on the exercising date	$ 0.332	$ 0.285	$ 0.28
Equity incentive plan [member]
Disclosure of other equity instruments [line items]
Options granted | shares	0	0	0
Weighted average remaining contractual life of performance rights outstanding	3 years 8 months 8 days
Weighted average exercise price of other equity instruments exercised or vested in share-based payment arrangement	$ 0
Equity incentive plan [member] | Short term incentives and long term incentives performance rights [member]
Disclosure of other equity instruments [line items]
Weighted average share price on the exercising date	$ 0.284	$ 0.285	$ 0.24
Russell Howard [Member]
Disclosure of other equity instruments [line items]
Weighted average remaining contractual life of performance rights outstanding			3 years 1 month 17 days	1 month 6 days
Exercise price			$ 0